Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 0	$ 0
Operating Expenses:
General & administrative	2,135,075	477,887
Acquisition expenses	1,885,303	5,926,727
Amortization and depreciation	128,505	129,035
Stock based compensation	820,379	736,186
Travel and entertainment	14,277	109,174
Rent	35,813	30,148
Rent related parties	0	24,299
Professional fees	932,536	518,970
Consulting fees	0	261,352
Impairment of goodwill and long lived assets	7,962,694	0
Investment write-down	0	7,070,841
Consulting fees and payroll-related parties	571,590	693,324
Total operating expenses	14,486,172	15,977,943
Income (loss) from operations	(14,486,172)	(15,977,943)
Other income (expense)
Interest (expense)	(2,293,858)	(4,473,137)
Gain or loss on conversion of convertible notes	566,408	0
Change in the fair value of derivative liability	(3,676,649)	0
Other income (expense) net	(5,404,100)	(4,473,137)
Income (loss) before provision for income taxes	(19,890,272)	(20,451,080)
Provision (credit) for income tax	0	0
Net income (loss)	$ (19,890,272)	$ (20,451,080)
Basic and diluted earnings (loss) per common share	$ (0.49)	$ (0.66)
Weighted average number of shares outstanding	40,699,951	31,174,936
Comprehensive loss:
Net income (loss)	$ (19,890,272)	$ (20,451,080)
Foreign currency translation adjustment	(483,410)	137,696
Comprehensive income (loss)	$ (20,373,681)	$ (20,313,386)